FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$7,223	$308,096	$1,172,341	$1,072,288	$1,399,352
Net Assets	$7,223	$308,096	$1,172,341	$1,072,288	$1,399,352

NET ASSETS, representing:
Accumulation units	$7,223	$308,096	$1,172,341	$1,072,288	$1,399,352
	$7,223	$308,096	$1,172,341	$1,072,288	$1,399,352

Units outstanding	3,601	52,759	60,839	93,435	160,538

Portfolio shares held	722	23,096	15,957	28,480	41,352
Portfolio net asset value per share	$10.00	$13.34	$73.47	$37.65	$33.84
Investment in portfolio shares, at cost	$7,223	$257,589	$371,197	$490,367	$623,049

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$130	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	185	4,110	16,435	21,550	20,217
Reimbursement for excess expenses	—	(107)	(833)	(3,761)	(2,800)
NET EXPENSES	185	4,003	15,602	17,789	17,417

NET INVESTMENT INCOME (LOSS)	(55)	(4,003)	(15,602)	(17,789)	(17,417)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,024	55,218	435,706	254,609
Net change in unrealized appreciation (depreciation) on investments	—	(58,253)	(464,291)	(755,489)	(532,673)
NET GAIN (LOSS) ON INVESTMENTS	—	(55,229)	(409,073)	(319,783)	(278,064)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(55)	$(59,232)	$(424,675)	$(337,572)	$(295,481)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$350,687	$66,568	$564,481	$229,614	$186,533
Net Assets	$350,687	$66,568	$564,481	$229,614	$186,533

NET ASSETS, representing:
Accumulation units	$350,687	$66,568	$564,481	$229,614	$186,533
	$350,687	$66,568	$564,481	$229,614	$186,533

Units outstanding	23,003	10,369	34,251	13,970	25,356

Portfolio shares held	7,992	11,245	13,485	2,500	4,043
Portfolio net asset value per share	$43.88	$5.92	$41.86	$91.83	$46.14
Investment in portfolio shares, at cost	$202,613	$59,158	$422,458	$100,525	$96,848

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,406	858	6,610	3,136	2,436
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	4,406	858	6,610	3,136	2,436

NET INVESTMENT INCOME (LOSS)	(4,406)	(858)	(6,610)	(3,136)	(2,436)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,872	118	1,328	17,362	2,169
Net change in unrealized appreciation (depreciation) on investments	(32,278)	(8,632)	101,445	(71,465)	(45,813)
NET GAIN (LOSS) ON INVESTMENTS	(30,406)	(8,514)	102,773	(54,103)	(43,644)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(34,812)	$(9,372)	$96,163	$(57,239)	$(46,080)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$84,016	$248,118	$38,049	$78,450
Net Assets	$84,016	$248,118	$38,049	$78,450

NET ASSETS, representing:
Accumulation units	$84,016	$248,118	$38,049	$78,450
	$84,016	$248,118	$38,049	$78,450

Units outstanding	25,162	27,195	3,702	7,857

Portfolio shares held	6,909	2,688	754	5,237
Portfolio net asset value per share	$12.16	$92.29	$50.46	14.98
Investment in portfolio shares, at cost	$81,200	$75,074	$18,891	92,276

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022*
	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,102	3,717	499	939
Reimbursement for excess expenses	—	—	—	—
NET EXPENSES	1,102	3,717	499	939

NET INVESTMENT INCOME (LOSS)	(1,102)	(3,717)	(499)	(939)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	86	27,077	263	(60)
Net change in unrealized appreciation (depreciation) on investments	(13,257)	(183,232)	(7,783)	(13,826)
NET GAIN (LOSS) ON INVESTMENTS	(13,171)	(156,155)	(7,520)	(13,886)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(14,273)	$(159,872)	$(8,019)	$(14,825)

*Subaccount became available for investment prior to 2022 but had no activity until 2022
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(55)	$(4,003)	$(15,602)	$(17,789)	$(17,417)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,024	55,218	435,706	254,609
Net change in unrealized appreciation (depreciation) on investments	—	(58,253)	(464,291)	(755,489)	(532,673)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(55)	(59,232)	(424,675)	(337,572)	(295,481)

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	(49,703)	(39,254)
Surrenders, withdrawals and death benefits	(12,467)	(10,551)	(60,073)	(733,192)	(376,241)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	(2)	(30)	(1,751)	27	(269)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(12,469)	(10,581)	(61,824)	(782,868)	(415,764)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,524)	(69,813)	(486,499)	(1,120,440)	(711,245)

NET ASSETS
Beginning of period	19,747	377,909	1,658,840	2,192,728	2,110,597
End of period	$7,223	$308,096	$1,172,341	$1,072,288	$1,399,352

Beginning units	9,856	54,463	63,722	161,310	204,350
Units issued	—	—	—	—	—
Units redeemed	(6,255)	(1,704)	(2,883)	(67,875)	(43,812)
Ending units	3,601	52,759	60,839	93,435	160,538
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(4,406)	$(858)	$(6,610)	$(3,136)	$(2,436)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,872	118	1,328	17,362	2,169
Net change in unrealized appreciation (depreciation) on investments	(32,278)	(8,632)	101,445	(71,465)	(45,813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(34,812)	(9,372)	96,163	(57,239)	(46,080)

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	(25,305)	(1,655)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—	(25,305)	(1,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,812)	(9,372)	96,163	(82,544)	(47,735)

NET ASSETS
Beginning of period	385,499	75,940	468,318	312,158	234,268
End of period	$350,687	$66,568	$564,481	$229,614	$186,533

Beginning units	23,003	10,369	34,251	15,318	25,540
Units issued	—	—	—	—	—
Units redeemed	—	—	—	(1,348)	(184)
Ending units	23,003	10,369	34,251	13,970	25,356
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022*
	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,102)	$(3,717)	$(499)	$(939)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	86	27,077	263	(60)
Net change in unrealized appreciation (depreciation) on investments	(13,257)	(183,232)	(7,783)	(13,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(14,273)	(159,872)	(8,019)	(14,825)

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	—	(31,209)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	93,275
Miscellaneous transactions	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(31,209)	—	93,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,273)	(191,081)	(8,019)	78,450

NET ASSETS
Beginning of period	98,289	439,199	46,068	—
End of period	$84,016	$248,118	$38,049	$78,450

Beginning units	25,162	29,667	3,702	—
Units issued	—	—	—	7,857
Units redeemed	—	(2,472)	—	—
Ending units	25,162	27,195	3,702	7,857

*Subaccount became available for investment prior to 2022 but had no activity until 2022
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(239)	$(4,934)	$(20,128)	$(21,548)	$(23,223)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	19,010	174,282	129,941	360,913
Net change in unrealized appreciation (depreciation) on investments	—	(22,249)	134,128	204,804	(86,498)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(239)	(8,173)	288,282	313,197	251,192

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	(37,595)	—	(100,245)	(174,865)
Surrenders, withdrawals and death benefits	—	(23,133)	(212,672)	(109,115)	(362,697)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	(53,846)
Miscellaneous transactions	—	—	25	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(60,728)	(212,647)	(209,360)	(591,408)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(239)	(68,901)	75,635	103,837	(340,216)

NET ASSETS
Beginning of period	19,986	446,810	1,583,205	2,088,891	2,450,813
End of period	$19,747	$377,909	$1,658,840	$2,192,728	$2,110,597

Beginning units	9,856	63,128	72,335	178,503	266,152
Units issued	—	—	1	—	—
Units redeemed	—	(8,665)	(8,614)	(17,193)	(61,802)
Ending units	9,856	54,463	63,722	161,310	204,350

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(4,140)	$(925)	$(5,505)	$(3,624)	$(2,605)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,825	175	152	28,151	2,441
Net change in unrealized appreciation (depreciation) on investments	77,014	5,447	95,848	45,111	30,570
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	74,699	4,697	90,495	69,638	30,406

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	(44,608)	(1,592)
Net transfers between other subaccounts
or fixed rate option	32,309	—	—	—	21,539
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	32,309	—	—	(44,608)	19,947

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,008	4,697	90,495	25,030	50,353

NET ASSETS
Beginning of period	278,491	71,243	377,823	287,128	183,915
End of period	$385,499	$75,940	$468,318	$312,158	$234,268

Beginning units	20,974	10,369	34,251	17,851	23,411
Units issued	2,029	—	—	—	2,332
Units redeemed	—	—	—	(2,533)	(203)
Ending units	23,003	10,369	34,251	15,318	25,540

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021
	to	to	to
	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,244)	$(5,295)	$(571)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	214	42,409	7,964
Net change in unrealized appreciation (depreciation) on investments	(3,460)	20,725	3,407
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,490)	57,839	10,800

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	—	(48,301)	(14,231)
Net transfers between other subaccounts
or fixed rate option	—	—	—
Miscellaneous transactions	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(48,301)	(14,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,490)	9,538	(3,431)

NET ASSETS
Beginning of period	102,779	429,661	49,499
End of period	$98,289	$439,199	$46,068

Beginning units	25,162	33,252	4,964
Units issued	—	—	—
Units redeemed	—	(3,585)	(1,262)
Ending units	25,162	29,667	3,702

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2022

Note 1:    General

Pruco Life Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on April 15, 1985 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of Discovery Plus Annuity contract (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
AST Cohen & Steers Realty Portfolio

There were no mergers during the period ended December 31, 2022.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.
A10

Note 1:    General (continued)

Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
A11

Note 3:    Fair Value Measurements (continued)
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$—	$12,654
PSF PGIM Total Return Bond Portfolio (Class I)	2	14,585
PSF PGIM Jennison Blend Portfolio (Class I)	—	77,426
PSF PGIM Flexible Managed Portfolio (Class I)	—	800,656
PSF PGIM 50/50 Balanced Portfolio (Class I)	—	433,181
PSF PGIM Jennison Value Portfolio (Class I)	—	4,406
PSF PGIM High Yield Bond Portfolio (Class I)	—	858
PSF Natural Resources Portfolio (Class I)	—	6,610
PSF Stock Index Portfolio (Class I)	—	28,440
PSF Global Portfolio (Class I)	—	4,091
PSF PGIM Government Income Portfolio (Class I)	—	1,102
PSF PGIM Jennison Growth Portfolio (Class I)	—	34,927
PSF Small-Cap Stock Index Portfolio (Class I)	—	499
AST Cohen & Steers Realty Portfolio	93,275	939

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

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Note 6:    Related Party Transactions (continued)

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five years in the period ended December 31, 2022.

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2022	4	$2.01	$7	0.88%	1.25%	0.13%
December 31, 2021	10	$2.00	$20	0.04%	1.25%	-1.21%
December 31, 2020	10	$2.03	$20	0.30%	1.25%	-0.96%
December 31, 2019	10	$2.05	$20	1.90%	1.25%	0.66%
December 31, 2018	10	$2.03	$21	1.45%	1.25%	0.27%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2022	53	$5.84	$308	0.00%	1.22%	-15.84%
December 31, 2021	54	$6.94	$378	0.00%	1.23%	-1.96%
December 31, 2020	63	$7.08	$447	0.00%	1.22%	7.15%
December 31, 2019	67	$6.61	$442	0.00%	1.21%	9.57%
December 31, 2018	95	$6.03	$571	0.00%	1.21%	-1.36%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2022	61	$19.27	$1,172	0.00%	1.19%	-25.98%
December 31, 2021	64	$26.03	$1,659	0.00%	1.19%	18.94%
December 31, 2020	72	$21.89	$1,583	0.00%	1.18%	27.49%
December 31, 2019	78	$17.17	$1,332	0.00%	1.18%	27.38%
December 31, 2018	81	$13.48	$1,090	0.00%	1.18%	-5.97%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2022	93	$11.48	$1,072	0.00%	1.03%	-15.57%
December 31, 2021	161	$13.59	$2,193	0.00%	1.04%	16.16%
December 31, 2020	179	$11.70	$2,089	0.00%	1.03%	8.47%
December 31, 2019	192	$10.79	$2,072	0.00%	1.02%	18.66%
December 31, 2018	204	$9.09	$1,857	0.00%	1.03%	-5.16%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2022	161	$8.72	$1,399	0.00%	1.08%	-15.60%
December 31, 2021	204	$10.33	$2,111	0.00%	1.08%	12.16%
December 31, 2020	266	$9.21	$2,451	0.00%	1.07%	10.25%
December 31, 2019	336	$8.35	$2,808	0.00%	1.06%	17.24%
December 31, 2018	397	$7.12	$2,825	0.00%	1.07%	-3.50%

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Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2022	23	$15.25	$351	0.00%	1.25%	-9.03%
December 31, 2021	23	$16.76	$385	0.00%	1.25%	26.21%
December 31, 2020	21	$13.28	$278	0.00%	1.25%	2.30%
December 31, 2019	21	$12.98	$272	0.00%	1.25%	24.50%
December 31, 2018	30	$10.43	$312	0.00%	1.25%	-11.00%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	10	$6.42	$67	0.00%	1.25%	-12.34%
December 31, 2021	10	$7.32	$76	0.00%	1.25%	6.59%
December 31, 2020	10	$6.87	$71	0.00%	1.25%	5.78%
December 31, 2019	10	$6.50	$67	0.00%	1.25%	14.89%
December 31, 2018	20	$5.65	$113	2.76%	1.25%	-2.49%

	PSF Natural Resources Portfolio (Class I)
December 31, 2022	34	$16.48	$564	0.00%	1.25%	20.53%
December 31, 2021	34	$13.67	$468	0.00%	1.25%	23.95%
December 31, 2020	34	$11.03	$378	0.00%	1.25%	10.89%
December 31, 2019	34	$9.95	$341	0.00%	1.25%	9.32%
December 31, 2018	40	$9.10	$368	0.00%	1.25%	-19.09%

	PSF Stock Index Portfolio (Class I)
December 31, 2022	14	$16.44	$230	0.00%	1.25%	-19.35%
December 31, 2021	15	$20.38	$312	0.00%	1.25%	26.69%
December 31, 2020	18	$16.08	$287	0.00%	1.25%	16.62%
December 31, 2019	19	$13.79	$260	0.00%	1.25%	29.45%
December 31, 2018	27	$10.65	$283	0.00%	1.25%	-5.80%

	PSF Global Portfolio (Class I)
December 31, 2022	25	$7.36	$187	0.00%	1.25%	-19.80%
December 31, 2021	26	$9.17	$234	0.00%	1.25%	16.76%
December 31, 2020	23	$7.86	$184	0.00%	1.25%	14.40%
December 31, 2019	24	$6.87	$166	0.00%	1.25%	28.78%
December 31, 2018	36	$5.33	$190	0.00%	1.25%	-8.46%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2022	25	$3.34	$84	0.00%	1.25%	-14.52%
December 31, 2021	25	$3.91	$98	0.00%	1.25%	-4.37%
December 31, 2020	25	$4.08	$103	0.00%	1.25%	5.84%
December 31, 2019	25	$3.86	$97	0.00%	1.25%	5.30%
December 31, 2018	25	$3.67	$92	0.00%	1.25%	-0.62%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	27	$9.12	$248	0.00%	1.25%	-38.37%
December 31, 2021	30	$14.80	$439	0.00%	1.25%	14.57%
December 31, 2020	33	$12.92	$430	0.00%	1.25%	54.27%
December 31, 2019	33	$8.38	$279	0.00%	1.25%	31.69%
December 31, 2018	46	$6.36	$292	0.00%	1.25%	-2.01%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	4	$10.28	$38	0.00%	1.25%	-17.41%
December 31, 2021	4	$12.44	$46	0.00%	1.25%	24.78%
December 31, 2020	5	$9.97	$49	0.00%	1.25%	9.62%
December 31, 2019	6	$9.10	$55	0.00%	1.25%	20.90%
December 31, 2018	17	$7.52	$131	0.00%	1.25%	-9.86%

	AST Cohen & Steers Realty Portfolio (available February 22, 2021) (1)
December 31, 2022	8	$9.98	$78	0.00%	1.25%	-26.29%
December 31, 2021	—	$0.00	$0	0.00%	—%	0.00%
December 31, 2020	—	$0.00	$0	0.00%	—%	0.00%
December 31, 2019	—	$0.00	$0	0.00%	—%	0.00%
December 31, 2018	—	$0.00	$0	0.00%	—%	0.00%

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Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

(1)	Subaccount became available for investment prior to 2022 but had no activity until 2022.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C.Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the PSF PGIM Government Money Market Portfolio (Class I), PSF PGIM Total Return Bond Portfolio (Class I), PSF PGIM Jennison Blend Portfolio (Class I), PSF PGIM Flexible Managed Portfolio (Class I) and PSF PGIM 50/50 Balanced Portfolio (Class I) subaccounts of the Account are reimbursed by Pruco Life for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund. During the period ended December 31, 2022, there was an expense reimbursement.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

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Note 9:    Other (continued)

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company
and the Contract Owners of Pruco Life Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	PSF Natural Resources Portfolio (Class I) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	PSF Stock Index Portfolio (Class I) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	PSF Global Portfolio (Class I) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	PSF PGIM Government Income Portfolio (Class I) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	PSF PGIM Jennison Growth Portfolio (Class I) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	PSF Small-Cap Stock Index Portfolio (Class I) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST Cohen & Steers Realty Portfolio (2)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

(2)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 18, 2023

We have served as the auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account.
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